Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Liabilities [Abstract]
Schedule of other current liabilities
	As of December 31,
	2020	2019
	US$’000	US$’000
Contract liabilities	259	216
Dividend payable	691	674
Onerous contracts provisions	5,105	238
Other current liabilities	1,771	1,228
Total	7,826	2,356

Schedule of onerous contracts provisions	22(a)Onerous contracts provisions
	2020	2019
	US$’000	US$’000
At January 1	238	42
Recognized	4,658	218
Reversed	—	(25)
Exchange differences	209	3
At December 31	5,105	238

Schedule of contract liabilities

22(b)Contract Liabilities

	As of December 31,
	2020	2019
	US$’000	US$’000
Current contract liabilities
Advance from customers	156	93
Custodial service	44	63
Transportation service	59	60
Total current contract liabilities	259	216

Schedule of revenue recognized in relation to contract liabilities

Revenue recognized in relation to contract liabilities

	For the year ended December 31,
	2020	2019
	US$’000	US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Advance from customers	93	668
Custodial service	60	59
Transportation service	56	17
	209	744